Convertible preferred stock and preferred stock (Tables)	6 Months Ended
Jun. 30, 2012
Convertible preferred stock [Abstract]
Schedule of Stock by Class
The six series of convertible preferred stock with their respective authorized number of shares, issued and outstanding number of shares, value on the balance sheet net of issuance costs, and liquidation value at December 31, 2011 are shown below:

(in thousands, except share amounts)	Authorized	Issued	Proceeds net of issuance costs	Liquidation preference

Series A	510,354	510,351	$1,014	$1,035
Series B	896,464	896,464	$7,043	$7,100
Series C	4,235,087	4,210,519	$11,905	$12,000
Series D	3,483,333	3,430,215	$11,036	$11,256
Series E	1,791,666	1,361,592	$8,772	$9,002
Series F	2,089,964	1,762,839	$12,990	$13,160

	13,006,868	12,171,980	$52,760	$53,553